SUBORDINATED LIABILITIES - Schedule of Movement in Subordinated Liabilities (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	2.30%	2.42%	2.25%	2.30%	2.30%	2.42%	2.42%
At 1 January	£ 9,242,000,000
At 31 December		£ 9,242,000,000
The Group
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	9,242,000,000	12,586,000,000
Issued during the year	3,262,000,000	303,000,000	£ 780,000,000
Increase due to issuance of subordinated liabilities	3,262,000,000	1,067,000,000
Decrease through repurchases and redemptions	3,790,000,000	4,748,000,000
Foreign exchange movements	(63,000,000)	61,000,000
Other movements (cash and non-cash)	(7,000,000)	(276,000,000)
At 31 December	8,658,000,000	9,242,000,000	12,586,000,000
Repayments of subordinated liabilities	(3,745,000,000)	(4,156,000,000)	(762,000,000)
Interest paid, classified as financing activities	£ (525,000,000)	(852,000,000)	(906,000,000)
The Group | 2.6787% Fixed rate bond due 2025
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		£ 303,000,000
The Group | 2.6787% Fixed rate bond due 2025 | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		2.6787%				2.6787%	2.6787%
The Group | £914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount		£ 914,633,000
Issued during the year		£ 471,000,000
The Group | £914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035 | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		2.73%				2.73%	2.73%
The Group | £393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount		£ 393,939,000
Issued during the year		£ 293,000,000
The Group | £393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035 | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		2.61%				2.61%	2.61%
The Group | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 2,000,000,000
Repurchases and redemptions during the year		£ (119,000,000)
The Group | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million) | Fixed to floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	12.00%			12.00%	12.00%
The Group | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	13.00%			13.00%	13.00%
Notional amount	£ 700,000,000
Repurchases and redemptions during the year		(519,000,000)
The Group | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	7.281%			7.281%	7.281%
Notional amount	£ 150,000,000
Repurchases and redemptions during the year		(123,000,000)
The Group | 6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.85%			6.85%	6.85%
Notional amount | $				$ 1,000,000,000
Repurchases and redemptions during the year		(580,000,000)
The Group | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	7.881%			7.881%	7.881%
Notional amount	£ 245,000,000
Repurchases and redemptions during the year		£ (289,000,000)
The Group | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		6.50%				6.50%	6.50%
Notional amount | €							€ 1,500
Repurchases and redemptions during the year		£ (1,464,000,000)
The Group | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | €					€ 309
Repurchases and redemptions during the year		(276,000,000)
The Group | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.50%			4.50%	4.50%
The Group | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount		350,000,000
Repurchases and redemptions during the year		£ (370,000,000)
The Group | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million) | Fixed to floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		5.75%				5.75%	5.75%
The Group | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $						$ 2,000,000,000
Repurchases and redemptions during the year		£ (674,000,000)
The Group | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		6.50%				6.50%	6.50%
The Group | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (90,000,000)
The Group | Subordinated Floating Rate Notes 2020 (€100 million) | Floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | €							€ 100
The Group | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		9.625%				9.625%	9.625%
Notional amount		£ 300,000,000
Repurchases and redemptions during the year		(240,000,000)
The Group | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	7.375%			7.375%	7.375%
Repurchases and redemptions during the year		(4,000,000)
The Group | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 1,500,000,000
Issued during the year	£ 1,074,000,000
The Group | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	3.916%			3.916%	3.916%
The Group | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount	£ 500,000,000
Issued during the year	£ 888,000,000
The Group | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	3.724%			3.724%	3.724%
The Group | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 1,750,000,000
Issued during the year	£ 1,300,000,000
The Group | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	2.754%			2.754%	2.754%
The Group | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	7.754%			7.754%	7.754%
Notional amount	£ 150,000,000
Repurchases and redemptions during the year	(156,000,000)
The Group | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 500,000,000
Repurchases and redemptions during the year	(94,000,000)
The Group | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				600,000,000
Repurchases and redemptions during the year	(120,000,000)
The Group | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(24,000,000)
The Group | Floating Rate Primary Capital Notes (US$250 million) | Floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				250,000,000
The Group | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 750,000,000
Repurchases and redemptions during the year	£ (97,000,000)
The Group | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	9.375%			9.375%	9.375%
Notional amount	£ 500,000,000
Repurchases and redemptions during the year	(200,000,000)
The Group | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | €					€ 160
Repurchases and redemptions during the year	£ (145,000,000)
The Group | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	5.374%			5.374%	5.374%
The Group | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 1,500,000,000
Repurchases and redemptions during the year	£ (1,122,000,000)
The Group | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.553%			4.553%	4.553%
The Group | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.00%			6.00%	6.00%
Notional amount | $				$ 750,000,000
Repurchases and redemptions during the year	£ (216,000,000)
The Group | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 824,000,000
Repurchases and redemptions during the year	£ (612,000,000)
The Group | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.293%			4.293%	4.293%
The Group | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 1,353,000,000
Repurchases and redemptions during the year	£ (1,004,000,000)
The Group | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.503%			4.503%	4.503%
The Group | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	£ 1,772,000,000	3,267,000,000
Increase due to issuance of subordinated liabilities	0	0
Decrease through repurchases and redemptions	156,000,000	1,630,000,000
Foreign exchange movements	17,000,000	(59,000,000)
Other movements (cash and non-cash)	(28,000,000)	(194,000,000)
At 31 December	1,661,000,000	1,772,000,000	3,267,000,000
The Group | Preferred securities | 2.6787% Fixed rate bond due 2025
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Group | Preferred securities | £914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Group | Preferred securities | £393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Group | Preferred securities | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(119,000,000)
The Group | Preferred securities | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(519,000,000)
The Group | Preferred securities | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(123,000,000)
The Group | Preferred securities | 6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(580,000,000)
The Group | Preferred securities | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(289,000,000)
The Group | Preferred securities | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Preferred securities | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Preferred securities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Preferred securities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Preferred securities | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Preferred securities | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Preferred securities | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Preferred securities | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Group | Preferred securities | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Group | Preferred securities | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Group | Preferred securities | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(156,000,000)
The Group | Preferred securities | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Preferred securities | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Preferred securities | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Preferred securities | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Preferred securities | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Preferred securities | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Preferred securities | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Preferred securities | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Preferred securities | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Preferred securities | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year
The Group | Undated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	505,000,000	516,000,000
Increase due to issuance of subordinated liabilities	0	0
Decrease through repurchases and redemptions	335,000,000	0
Foreign exchange movements	0	15,000,000
Other movements (cash and non-cash)	0	26,000,000
At 31 December	170,000,000	505,000,000	516,000,000
The Group | Undated subordinated liabilities | 2.6787% Fixed rate bond due 2025
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Group | Undated subordinated liabilities | £914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Group | Undated subordinated liabilities | £393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Group | Undated subordinated liabilities | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | 6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Undated subordinated liabilities | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Group | Undated subordinated liabilities | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Group | Undated subordinated liabilities | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Group | Undated subordinated liabilities | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Undated subordinated liabilities | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(94,000,000)
The Group | Undated subordinated liabilities | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(120,000,000)
The Group | Undated subordinated liabilities | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(24,000,000)
The Group | Undated subordinated liabilities | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(97,000,000)
The Group | Undated subordinated liabilities | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Undated subordinated liabilities | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Undated subordinated liabilities | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Undated subordinated liabilities | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Undated subordinated liabilities | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Undated subordinated liabilities | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year
The Group | Dated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	6,965,000,000	8,803,000,000
Increase due to issuance of subordinated liabilities	3,262,000,000	1,067,000,000
Decrease through repurchases and redemptions	3,299,000,000	3,118,000,000
Foreign exchange movements	(80,000,000)	105,000,000
Other movements (cash and non-cash)	21,000,000	(108,000,000)
At 31 December	6,827,000,000	6,965,000,000	8,803,000,000
The Group | Dated subordinated liabilities | 2.6787% Fixed rate bond due 2025
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		303,000,000
The Group | Dated subordinated liabilities | £914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		471,000,000
The Group | Dated subordinated liabilities | £393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		293,000,000
The Group | Dated subordinated liabilities | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Dated subordinated liabilities | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Dated subordinated liabilities | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Dated subordinated liabilities | 6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Dated subordinated liabilities | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Group | Dated subordinated liabilities | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(1,464,000,000)
The Group | Dated subordinated liabilities | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(276,000,000)
The Group | Dated subordinated liabilities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(370,000,000)
The Group | Dated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(674,000,000)
The Group | Dated subordinated liabilities | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(90,000,000)
The Group | Dated subordinated liabilities | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(240,000,000)
The Group | Dated subordinated liabilities | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(4,000,000)
The Group | Dated subordinated liabilities | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	1,074,000,000
The Group | Dated subordinated liabilities | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	888,000,000
The Group | Dated subordinated liabilities | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	1,300,000,000
The Group | Dated subordinated liabilities | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Dated subordinated liabilities | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Dated subordinated liabilities | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Dated subordinated liabilities | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Dated subordinated liabilities | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Group | Dated subordinated liabilities | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(200,000,000)
The Group | Dated subordinated liabilities | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(145,000,000)
The Group | Dated subordinated liabilities | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(1,122,000,000)
The Group | Dated subordinated liabilities | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(216,000,000)
The Group | Dated subordinated liabilities | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(612,000,000)
The Group | Dated subordinated liabilities | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(1,004,000,000)
The Bank
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	7,751,000,000	9,909,000,000
Issued during the year	3,262,000,000	496,000,000	780,000,000
Increase due to issuance of subordinated liabilities	3,262,000,000	1,214,000,000
Decrease through repurchases and redemptions	3,048,000,000	3,480,000,000
Foreign exchange movements	(24,000,000)	(3,000,000)
Other movements (cash and non-cash)	34,000,000	111,000,000
At 31 December	7,907,000,000	7,751,000,000	9,909,000,000
Repayments of subordinated liabilities	(3,049,000,000)	(2,726,000,000)	(184,000,000)
Interest paid, classified as financing activities	(423,000,000)	(759,000,000)	(674,000,000)
The Bank | 2.6787% Fixed rate bond due 2025
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		£ 303,000,000
The Bank | 2.6787% Fixed rate bond due 2025 | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		2.6787%				2.6787%	2.6787%
The Bank | £914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount		£ 914,633,000,000,000
Issued during the year		£ 517,000,000
The Bank | £914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035 | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		2.73%				2.73%	2.73%
The Bank | £393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount		£ 393,939,000,000,000
Issued during the year		£ 394,000,000
The Bank | £393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035 | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		2.61%				2.61%	2.61%
The Bank | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $						$ 2,000,000,000
Repurchases and redemptions during the year		£ (119,000,000)
The Bank | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million) | Fixed to floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		12.00%				12.00%	12.00%
The Bank | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		13.00%				13.00%	13.00%
Notional amount		£ 700,000,000
Repurchases and redemptions during the year		£ (519,000,000)
The Bank | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		6.50%				6.50%	6.50%
Notional amount | €							€ 1,500
Repurchases and redemptions during the year		£ (1,464,000,000)
The Bank | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount		350,000,000
Repurchases and redemptions during the year		£ (370,000,000)
The Bank | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million) | Fixed to floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		5.75%				5.75%	5.75%
The Bank | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $						$ 2,000,000,000
Repurchases and redemptions during the year		£ (674,000,000)
The Bank | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		6.50%				6.50%	6.50%
The Bank | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (90,000,000)
The Bank | Subordinated Floating Rate Notes 2020 (€100 million) | Floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | €							€ 100
The Bank | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		9.625%				9.625%	9.625%
Notional amount		£ 300,000,000
Repurchases and redemptions during the year		£ (240,000,000)
The Bank | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		7.375%				7.375%	7.375%
Repurchases and redemptions during the year		£ (4,000,000)
The Bank | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 1,500,000,000
Issued during the year	£ 1,074,000,000
The Bank | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	3.916%			3.916%	3.916%
The Bank | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount	£ 500,000,000
Issued during the year	£ 888,000,000
The Bank | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	3.724%			3.724%	3.724%
The Bank | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 1,750,000,000
Issued during the year	£ 1,300,000,000
The Bank | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	2.754%			2.754%	2.754%
The Bank | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 500,000,000
Repurchases and redemptions during the year	£ (94,000,000)
The Bank | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				600,000,000
Repurchases and redemptions during the year	(120,000,000)
The Bank | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				750,000,000
Repurchases and redemptions during the year	(96,000,000)
The Bank | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 1,500,000,000
Repurchases and redemptions during the year	£ (1,122,000,000)
The Bank | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.553%			4.553%	4.553%
The Bank | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 824,000,000
Repurchases and redemptions during the year	£ (612,000,000)
The Bank | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.293%			4.293%	4.293%
The Bank | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Notional amount | $				$ 1,353,000,000
Repurchases and redemptions during the year	£ (1,004,000,000)
The Bank | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.503%			4.503%	4.503%
The Bank | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	£ 1,572,000,000	2,234,000,000
Increase due to issuance of subordinated liabilities	0	0
Decrease through repurchases and redemptions	0	638,000,000
Foreign exchange movements	17,000,000	(43,000,000)
Other movements (cash and non-cash)	(37,000,000)	19,000,000
At 31 December	1,626,000,000	1,572,000,000	2,234,000,000
The Bank | Preferred securities | 2.6787% Fixed rate bond due 2025
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Bank | Preferred securities | £914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Bank | Preferred securities | £393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Bank | Preferred securities | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(119,000,000)
The Bank | Preferred securities | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(519,000,000)
The Bank | Preferred securities | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Preferred securities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Preferred securities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Preferred securities | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Preferred securities | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Preferred securities | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Preferred securities | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Bank | Preferred securities | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Bank | Preferred securities | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Bank | Preferred securities | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Preferred securities | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Preferred securities | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Preferred securities | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Preferred securities | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Preferred securities | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Undated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	414,000,000	425,000,000
Increase due to issuance of subordinated liabilities	0	0
Decrease through repurchases and redemptions	310,000,000	0
Foreign exchange movements	(1,000,000)	(10,000,000)
Other movements (cash and non-cash)	1,000,000	(1,000,000)
At 31 December	102,000,000	414,000,000	425,000,000
The Bank | Undated subordinated liabilities | 2.6787% Fixed rate bond due 2025
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Bank | Undated subordinated liabilities | £914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Bank | Undated subordinated liabilities | £393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		0
The Bank | Undated subordinated liabilities | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Undated subordinated liabilities | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Undated subordinated liabilities | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Undated subordinated liabilities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Undated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Undated subordinated liabilities | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Undated subordinated liabilities | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Undated subordinated liabilities | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Undated subordinated liabilities | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Bank | Undated subordinated liabilities | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Bank | Undated subordinated liabilities | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	0
The Bank | Undated subordinated liabilities | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(94,000,000)
The Bank | Undated subordinated liabilities | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(120,000,000)
The Bank | Undated subordinated liabilities | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(96,000,000)
The Bank | Undated subordinated liabilities | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Undated subordinated liabilities | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Undated subordinated liabilities | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Dated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	5,765,000,000	7,250,000,000
Increase due to issuance of subordinated liabilities	3,262,000,000	1,214,000,000
Decrease through repurchases and redemptions	2,738,000,000	2,842,000,000
Foreign exchange movements	(40,000,000)	50,000,000
Other movements (cash and non-cash)	70,000,000	93,000,000
At 31 December	6,179,000,000	5,765,000,000	£ 7,250,000,000
The Bank | Dated subordinated liabilities | 2.6787% Fixed rate bond due 2025
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		303,000,000
The Bank | Dated subordinated liabilities | £914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		517,000,000
The Bank | Dated subordinated liabilities | £393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		394,000,000
The Bank | Dated subordinated liabilities | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Dated subordinated liabilities | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
The Bank | Dated subordinated liabilities | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(1,464,000,000)
The Bank | Dated subordinated liabilities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(370,000,000)
The Bank | Dated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(674,000,000)
The Bank | Dated subordinated liabilities | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(90,000,000)
The Bank | Dated subordinated liabilities | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(240,000,000)
The Bank | Dated subordinated liabilities | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (4,000,000)
The Bank | Dated subordinated liabilities | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	1,074,000,000
The Bank | Dated subordinated liabilities | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	888,000,000
The Bank | Dated subordinated liabilities | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year	1,300,000,000
The Bank | Dated subordinated liabilities | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Dated subordinated liabilities | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Dated subordinated liabilities | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
The Bank | Dated subordinated liabilities | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(1,122,000,000)
The Bank | Dated subordinated liabilities | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(612,000,000)
The Bank | Dated subordinated liabilities | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (1,004,000,000)